ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounting fees	$ 77,000	$ 75,000
Interest payable	15,000	13,000
Accounts receivable credit balances	55,000	34,000
Sales tax payable	142,000	115,000
Deferred compensation	191,000	167,000
Customer deposits	10,000	25,000
Other current liabilities	52,000	20,000
Accrued expenses and other current liabilities	$ 542,000	$ 449,000